ENTITY-WIDE DISCLOSURE (Schedule Of Changes In Contract Liabilities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Balance as of January 1		$ 19,400	$ 9,737
Increases due to issuance of new contracts, excluding amounts recognized as revenue during the period		10,043	15,428
Revenue recognized that was included in the contract liability balance at the beginning of the period		(15,555)	(5,765)
Balance as of December 31		13,888	19,400
Contract liability presented in non-current liabilities	[1]	1,988	3,813
Contract liability presented in current liabilities		$ 11,900	$ 15,587

[1]	As of December 31, 2020, noncurrent deferred revenue is estimated to be recognized as following: 83% in year 2022 and the rest in year 2023-2024.